Condensed Consolidated Statements of Changes in Stockholder's Deficit - USD ($)		Common Stock Iris Parent Holding Corp	Common Stock		Additional Paid in Capital Iris Parent Holding Corp	Additional Paid in Capital		Stock Subscription Receivable Iris Parent Holding Corp	Accumulated Deficit Iris Parent Holding Corp	Accumulated Deficit		Iris Parent Holding Corp	Total
Beginning balance at Dec. 31, 2022					$ 10			$ (10)	$ (22)			$ (22)
Beginning balance (in shares) at Dec. 31, 2022		100
Net loss									(378)			(378)
Ending balance at Dec. 31, 2023			$ 1,750	[1]	10	$ 9,323,403	[1]	(10)	(400)	$ (25,118,907)	[1]	$ (400)	$ (15,793,754)	[1]
Ending balance (in shares) at Dec. 31, 2023		100	17,500,000	[1]								100
Net loss										(1,753,978)			(1,753,978)
Ending balance at Mar. 31, 2024	[1]		$ 1,750			9,323,403				(26,872,885)			(17,547,732)
Ending balance (in shares) at Mar. 31, 2024	[1]		17,500,000
Beginning balance at Dec. 31, 2023			$ 1,750	[1]	10	9,323,403	[1]	(10)	(400)	(25,118,907)	[1]	$ (400)	(15,793,754)	[1]
Beginning balance (in shares) at Dec. 31, 2023		100	17,500,000	[1]								100
Net loss													(3,316,557)
Ending balance at Sep. 30, 2024	[1]		$ 1,750			9,323,403				(28,435,464)			(19,110,311)
Ending balance (in shares) at Sep. 30, 2024	[1]		17,500,000
Beginning balance at Dec. 31, 2023			$ 1,750	[1]	10	9,323,403	[1]	(10)	(400)	(25,118,907)	[1]	$ (400)	(15,793,754)	[1]
Beginning balance (in shares) at Dec. 31, 2023		100	17,500,000	[1]								100
Net loss									(405)			$ (405)
Ending balance at Dec. 31, 2024			$ 1,750	[1]	10	9,323,403	[1]	(10)	(805)	(28,665,216)	[1]	$ (805)	$ (19,340,063)	[1]
Ending balance (in shares) at Dec. 31, 2024		100	17,500,000	[1]								100	17,500,000
Beginning balance at Mar. 31, 2024	[1]		$ 1,750			9,323,403				(26,872,885)			$ (17,547,732)
Beginning balance (in shares) at Mar. 31, 2024	[1]		17,500,000
Net loss										(961,207)			(961,207)
Ending balance at Jun. 30, 2024	[1]		$ 1,750			9,323,403				(27,834,092)			(18,508,939)
Ending balance (in shares) at Jun. 30, 2024	[1]		17,500,000
Net loss										(601,372)			(601,372)
Ending balance at Sep. 30, 2024	[1]		$ 1,750			9,323,403				(28,435,464)			(19,110,311)
Ending balance (in shares) at Sep. 30, 2024	[1]		17,500,000
Beginning balance at Dec. 31, 2024			$ 1,750	[1]	10	9,323,403	[1]	(10)	(805)	(28,665,216)	[1]	$ (805)	$ (19,340,063)	[1]
Beginning balance (in shares) at Dec. 31, 2024		100	17,500,000	[1]								100	17,500,000
Net loss										(327,526)			$ (327,526)
Ending balance at Mar. 31, 2025	[1]		$ 1,750			9,323,403				(28,992,742)			(19,667,589)
Ending balance (in shares) at Mar. 31, 2025	[1]		17,500,000
Beginning balance at Dec. 31, 2024			$ 1,750	[1]	$ 10	9,323,403	[1]	$ (10)	$ (805)	(28,665,216)	[1]	$ (805)	$ (19,340,063)	[1]
Beginning balance (in shares) at Dec. 31, 2024		100	17,500,000	[1]								100	17,500,000
Net loss													$ (2,037,590)
Ending balance at Sep. 30, 2025			$ 2,706			29,054,337				(30,702,806)			$ (1,645,763)
Ending balance (in shares) at Sep. 30, 2025			27,064,633										27,064,633
Beginning balance at Mar. 31, 2025	[1]		$ 1,750			9,323,403				(28,992,742)			$ (19,667,589)
Beginning balance (in shares) at Mar. 31, 2025	[1]		17,500,000
Net loss										113,287			113,287
Ending balance at Jun. 30, 2025			$ 2,601			20,069,442				(28,879,455)			(8,807,412)
Ending balance (in shares) at Jun. 30, 2025			26,014,633
Net loss										(1,823,351)			(1,823,351)
Ending balance at Sep. 30, 2025			$ 2,706			$ 29,054,337				$ (30,702,806)			$ (1,645,763)
Ending balance (in shares) at Sep. 30, 2025			27,064,633										27,064,633

[1]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.